Consolidated Statement of Financial Position - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Goodwill	£ 8,216	£ 8,023
Intangible assets	3,164	3,238
Investments in joint ventures and associates	169	178
Other investments	92	97
Property, plant and equipment	82	99
Right-of-use assets	89	113
Other receivables	16	1
Deferred tax assets	84	128
Net pension assets	186	119
Derivative financial instruments	39	47
Non-current assets	12,137	12,043
Current assets
Inventories and pre-publication costs	331	318
Trade and other receivables	2,511	2,323
Derivative financial instruments	35	34
Cash and cash equivalents	119	155
Current assets other than assets held for sale	2,996	2,830
Assets held for sale		44
Current assets	2,996	2,874
Total assets	15,133	14,917
Current liabilities
Trade and other payables	4,122	3,971
Derivative financial instruments	59	16
Debt	1,412	1,313
Taxation	119	163
Provisions	6	13
Current liabilities other than liabilities associated with assets held for sale	5,718	5,476
Liabilities associated with assets held for sale		14
Current liabilities	5,718	5,490
Non-current liabilities
Derivative financial instruments	126	131
Debt	5,132	5,184
Deferred tax liabilities	473	473
Net pension obligations	165	182
Other payables	13	11
Provisions	2	7
Non-current liabilities	5,911	5,988
Total liabilities	11,629	11,478
Net assets	3,504	3,439
Capital and reserves
Share capital	272	275
Share premium	1,605	1,558
Shares held in treasury	(722)	(553)
Translation reserve	567	392
Other reserves	1,759	1,788
Shareholders' equity	3,481	3,460
Non-controlling interests	23	(21)
Total equity	£ 3,504	£ 3,439